Note 7 - Vessels and Advances, Net (Details Textual) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)
Dead Weight Tonnage of Dry-bulk Vessels	2,436,134		2,320,750
Vessel Held For Sale	$ 129,301		$ 78,799
Gain (Loss) on Sale Vessels	$ 21,250	$ 1,406
Number of Vessels Provided as Collaterals to Secure Loans	106
Carrying Value of Vessels Provided as Collaterals to Secure Loans	$ 2,981,859
Number of vessels acquired under SPA	4
Number of Unencumbered Vessels	2
Vessel Owning Companies of Five Vessels Purchased from York [Member]
Business Combination, Consideration Transferred, Total		88,854
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Noncurrent Liabilities, Long-term Debt		302,193
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Time Charter Liabilities		$ 589
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Minimum [Member]
Business Acquisition, Percentage of Voting Interests Acquired		51.00%
Vessel Owning Companies of Five Vessels Purchased from York [Member] | Maximum [Member]
Business Acquisition, Percentage of Voting Interests Acquired		75.00%
Dyros [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	4,578
Oracle, Libra and Norma [Member]
Dead Weight Tonnage of Vessels	172,717
MSC Athens and MSC Athos [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	8,827
Leonidio and Kyparissia [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	4,957
Triton [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired	14,424
Aries, Argus, Glen Canyon, Androusa, Norfolk, Porto Cheli, Porto Kagio and Porto Germeno [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		45,331
YM Target and YM Tiptop [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Acquired		25,380
Builder, Pegasus and Adventure [Member]
Number of dry-bulk vessels delivered		3
Dead Weight Tonnage of Dry-bulk Vessels		172,022
Cape Akritas, Cape Tainaro, Cape Artemisio, Cape Kortia and Cape Sounio [Member] | Vessel Owning Companies of Five Vessels Purchased from York [Member]
Twenty-foot Equivalent Units Measured on Vessel		55,050
The 2009-built, Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire		4,578
The 2008-built Vessel [Member]
Twenty-foot Equivalent Units Measured on Each Vessel Agreed to Acquire		4,578
Dry-bulk Vessels [Member]
Number of Vessels Agreed to Acquire		13
Dead Weight Tonnage of Vessels Agreed to Acquire		619,718
First Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase			12,690
Second Four Newbuild Vessels Purchased [Member]
Twenty-foot Equivalet Units Measured on Each Vessel Agreed to Purchase			15,000
Sealand Washington and Maersk Kalamata [Member]
Number of Vessels Held for Sale	3
Gain (Loss) on Assets Held for Sale	$ 55,194
Sealand Illinois, Sealand Michigan, York and Messini [Member]
Vessel Held For Sale			$ 78,799
Amount Transferred from Deferred Charges			$ 3,742
Thunder and Messini [Member]
Gain (Loss) on Sale Vessels	$ 21,250
Halifax Express [Member]
Gain (Loss) on Sale Vessels		$ 1,406
Venetiko [Member]
Number of Vessels Held for Sale		3	3